Consolidated statements of comprehensive income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,759	$ 2,236	$ 3,228
Available-for-sale investments:
Unrealized gains (losses), net of tax benefit (expense) of ($1), $1 and ($3)	3	(2)	7
Reclassification of recognized transactions, net of tax benefit (expense) of $0, ($7) and $0	0	12	0
Net actuarial gains (losses) of defined benefit plans:
Adjustment, net of tax benefit (expense) of $29, $65 and $61	(81)	(124)	(154)
Reclassification of recognized transactions, net of tax benefit (expense) of ($104), ($28) and ($36)	160	48	65
Prior service cost of defined benefit plans:
Adjustment, net of tax benefit (expense) of $1, $5 and ($1)	(2)	(9)	2
Reclassification of recognized transactions, net of tax benefit (expense) of $0, ($1) and $0	0	2	0
Change in fair value of derivative instrument, net of tax benefit (expense) of $1, $1 and $0	(3)	(2)	0
Other comprehensive income (loss), net of taxes	77	(75)	(80)
Total comprehensive income	$ 1,836	$ 2,161	$ 3,148